Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Buildings	2,721,086	3,757,078	544,725
Data center equipment	4,607,321	8,230,103	1,193,253
Furniture and office equipment	17,086	37,300	5,408
Computers and network equipment	14,858	37,187	5,392
Motor vehicles	10,001	13,592	1,971
Purchased software	12,763	15,816	2,293
Leasehold improvements	48,674	262,717	38,090
Construction in progress	3,218,617	3,181,221	461,233
	10,650,406	15,535,014	2,252,365
Less: accumulated depreciation	(1,222,815)	(2,082,376)	(301,916)
Impairment	—	(83,482)	(12,104)
Property and equipment, net	9,427,591	13,369,156	1,938,345